WEBs ETF Trust

WEBs Energy XLE Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 43.4%
United States – 43.4%
State Street Energy Select Sector SPDR ETF(1)	4,398	$261,901
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $272,500)		261,901

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 39.9%
Time Deposits – 39.9%
Citibank, New York, 2.98% 08/03/2026	$26,375	26,375
JPMorgan Chase, New York, 2.98% 08/03/2026(2)	214,713	214,713
TOTAL TIME DEPOSITS
(Cost - $241,088)		241,088
TOTAL SHORT-TERM INVESTMENTS
(Cost - $241,088)		241,088

TOTAL INVESTMENTS – 83.3%
(Cost - $513,588)		502,989
OTHER ASSETS LESS LIABILITIES – 16.7%		100,918
NET ASSETS – 100.0%		$603,907

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Energy Select Sector SPDR ETF	USONFFE + 1.00%	Varies(3)	USD	508	08/25/2026	$101,402

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate